Earnings per share (Details Narrative)	Oct. 22, 2021 shares
Big Cypress Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares received in exchange for all of its share capital	36,465,343